Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provincial Mining [abstract]
Saskatchewan potash production tax	$ 259	$ 161
Saskatchewan resource surcharge and other	$ 113	$ 94